Annual Fund Operating Expenses (Vanguard Ohio Long-Term Tax-Exempt Fund Retail)	Vanguard Ohio Long-Term Tax-Exempt Fund Vanguard Ohio Long-Term Tax-Exempt Fund - Investor Shares 12/1/2013 - 11/30/2014
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.13%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.16%